PRECIDIAN ETFs TRUST

Airbus SE ADRhedged™ (EADH)

Bayer AG ADRhedged™ (BAYH)

Bayerische Motoren Werke AG ADRhedged™ (BMWH)

Deutsche Telekom AG ADRhedged™ (DTEH)

Heineken NV ADRhedged™ (HEIH)

Hermes International SA ADRhedged™ (HESH)

Hitachi Ltd. ADRhedged™ (HTHH)

L’Oreal SA ADRhedged™ (LRLH)

LVMH Moet Hennessy Louis Vuitton SE ADRhedged™ (LVH)

Nestle SA ADRhedged™ (NSRH)

Roche Holding AG ADRhedged™ (RHHH)

Siemens AG ADRhedged™ (SIEH)

Softbank Group Corp. ADRhedged™ (SFTH)

(the “Series”)

Supplement dated April 16, 2025
To the Prospectus and Statement of Additional Information (“SAI”)
dated February 28, 2025
(as may be supplemented from time to time)

Effective April 23, 2025, the Series will be listed on the NYSE Arca as the principal listing exchange. Accordingly, any and all references to Cboe BZX Exchange, Inc. in the Series Prospectus and SAI are hereby deleted and replaced with NYSE Arca.

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If you have questions or need assistance, please contact your financial advisor directly or the Series toll-free at 844-954-5333.

This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling the Series toll-free at 844-954-5333.